CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Class A USD ($)	Dec. 31, 2014 Class A CNY	Dec. 31, 2013 Class A CNY	Dec. 31, 2014 Class B USD ($)	Dec. 31, 2014 Class B CNY	Dec. 31, 2013 Class B CNY	Dec. 31, 2012 Ordinary shares	Dec. 31, 2014 ADSs USD ($)	Dec. 31, 2014 ADSs CNY	Dec. 31, 2013 ADSs CNY	Dec. 31, 2012 ADSs CNY
Revenues
Pay-for-performance services	$ 268,616	1,666,653	772,114	446,550
Display advertising services	14,166	87,894	63,503	46,670
Other services	356	2,208	15,305	8,505
Total revenues	283,138	1,756,755	850,922	501,725
Cost of revenues	(73,317)	(454,902)	(173,395)	(95,787)
Gross profit	209,821	1,301,853	677,527	405,938
Operating expenses:
Product developments	(124,829)	(774,511)	(319,021)	(187,266)
Product sourcing	51,075	316,903	67,271	26,947
Sales and marketing (including services contributed by and rendered by related parties amounting to RMB6,650, RMB5,920 and RMB3,304 (US$533) and RMB74,296, RMB92,930 and RMB183,146 (US$29,518), respectively, for the years ended December 31, 2012, 2013 and 2014, respectively)	(143,581)	(890,861)	(315,506)	(216,853)
General and administrative (including services rendered by a related party amounting to RMB81, nil and nil for the years ended December 31, 2012, 2013 and 2014, respectively)	(64,454)	(399,914)	(129,209)	(50,574)
Online marketing expense for Baidu Zhixin Cooperation	(112,817)	(699,983)
Contract termination loss provision	(10,393)	(64,485)
Operating loss	(297,328)	(1,844,804)	(153,480)	(75,702)
Interest income, net	5,049	31,329	4,757	832
Foreign exchange (loss) gain, net	(3,343)	(20,739)	1,469	(656)
Other income, net	785	4,873	1,057	363
Loss before income taxes	(294,837)	(1,829,341)	(146,197)	(75,163)
Income tax expense	(2,830)	(17,560)	(41,092)	(15,950)
Net loss	(297,667)	(1,846,901)	(187,289)	(91,113)	(225,909)	(1,401,672)	(183,368)	(71,758)	(445,229)	(3,921)
Loss per share for ordinary shares / ADS
Basic and diluted	$ (0.85)	(5.26)	(0.61)	(0.32)								$ (2.55)	(15.78)	(1.83)	(0.96)
Weighted average number of ordinary shares used in computation:
Basic				281,682,508	266,696,495	266,696,495	299,524,536	84,713,813	84,713,813	6,403,973	281,682,508
Diluted					266,696,495	266,696,495	299,524,536	351,410,308	351,410,308	305,928,509	281,682,508
Other comprehensive (loss) income, net of tax of nil
Foreign currency translation adjustments	5,260	32,639	(16,873)	(542)
Comprehensive loss	$ (292,407)	(1,814,262)	(204,162)	(91,655)